Consolidated Statements of Comprehensive Loss	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares
REVENUE
Sales of goods	$ 5,368,476	$ 5,287,093	$ 5,550,432
Provision of services	1,192,579	1,267,749	2,054,627
TOTAL REVENUE	6,561,055	6,554,842	7,605,059
COST OF SALES	(5,162,851)	(4,490,728)	(6,814,384)
GROSS PROFIT	1,398,204	2,064,114	790,675
OPERATING EXPENSES
Amortization	11,285	35,960	179,482
Depreciation	565,806	510,677	593,277
Director fees	504,620	600,933	522,349
Insurance	1,111,052	1,825,137	3,722,237
Office and miscellaneous	1,853,578	6,303,879	5,397,961
Professional fees	3,016,594	4,145,586	6,821,583
Research and development	927,412	1,554,823	651,302
Share-based payments	1,182,618	2,021,664	3,311,024
Travel	231,432	704,994	396,388
Wages and salaries	6,733,303	6,976,792	6,105,020
Total operating expenses	(16,137,700)	(24,680,445)	(27,700,623)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liability	1,842,618	211,110	5,502,688
Finance and other costs	107,225	83,280	44,345
Foreign exchange gain	268,537	(249,563)	745,102
Gain (loss) on disposal of assets	11,432	(944)	(10,755)
Gain (loss) on write-off of notes receivable	40,020	(101,351)	(309,385)
Government income		5,232	2,446
Write down of deposit			(228,572)
Loss on impairment of goodwill and intangibles			(6,454,914)
Other income (expense)	(1,407,809)	(943,243)	(35,371)
NET LOSS FOR THE YEAR	(13,877,473)	(23,611,810)	(27,654,364)
Items that may be reclassified to profit or loss
Foreign exchange translation	(9,944)	(94,861)	447,542
Items that will not be reclassified to profit or loss
Change in fair value of equity investments at FVOCI	(175,117)	(3,180)	(98,483)
COMPREHENSIVE LOSS FOR THE YEAR	$ (14,062,534)	$ (23,709,851)	$ (27,305,305)
Net Income (Loss) per share - Basic | $ / shares	$ (4.40)	$ (14.58)	$ (20.34)
Net Income (Loss) per share - Diluted | $ / shares	$ (4.40)	$ (14.58)	$ (20.34)
Weighted average number of common shares outstanding - Basic | shares	3,156,891	1,619,343	1,342,279
Weighted average number of common shares outstanding - Diluted | shares	3,156,891	1,619,343	1,342,279